Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Powershares Actively Managed Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Supplement [Text Block]	pametf_SupplementTextBlock

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 10, 2018 TO THE PROSPECTUSES DATED FEBRUARY 28, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

PowerShares Balanced Multi-Asset Allocation Portfolio

PowerShares Conservative Multi-Asset Allocation Portfolio

PowerShares Growth Multi-Asset Allocation Portfolio

PowerShares Moderately Conservative Multi-Asset Allocation Portfolio

Effective immediately, the Funds’ Prospectus, and each Fund’s Summary Prospectus, are revised as follows:

1)	For PowerShares Balanced Multi-Asset Allocation Portfolio, the second paragraph under the section titled “Principal Investment Strategies” on page 1 of the Fund’s Summary Prospectus and page 4 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by allocating its assets using a balanced investment style that seeks to maximize the benefits of diversification, which focuses on investing portions of Fund assets both in Underlying ETFs that invest primarily in fixed-income securities (“Fixed Income ETFs”) as well as in Underlying ETFs that invest primarily in equity securities (“Equity ETFs”). Specifically, the Fund’s target allocation is to invest approximately 45%-75% of its total assets in Equity ETFs and approximately 25%-55% of its total assets in Fixed Income ETFs. Approximately 10%-30% of the Fund’s assets will be allocated to Underlying ETFs that invest primarily in foreign equity and foreign fixed income securities, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that are based on those securities. Some of those Underlying ETFs’ investments are in emerging markets.

2)	For PowerShares Conservative Multi-Asset Allocation Portfolio, the second paragraph under the section titled “Principal Investment Strategies” on page 1 of the Summary Prospectus and page 10 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by allocating its assets using a conservative investment style that seeks to maximize the benefits of diversification, which focuses on investing a greater portion of Fund assets in Underlying ETFs that invest primarily in fixed-income securities (“Fixed Income ETFs”), but also provides some exposure to Underlying ETFs that invest primarily in equity securities (“Equity ETFs”). Specifically, the Fund’s target allocation is to invest approximately 5%-35% of its total assets in Equity ETFs and approximately 65%-95% of its total assets in Fixed Income ETFs. Approximately 3%-20% of the Fund’s assets will be allocated to Underlying ETFs that invest primarily in foreign equity and foreign fixed income securities, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that are based on those securities.

3)	For PowerShares Growth Multi-Asset Allocation Portfolio, the second paragraph under the section titled “Principal Investment Strategies” on page 1 of the Summary Prospectus and page 16 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by allocating its assets using a growth investment style that seeks to maximize the benefits of diversification, which focuses on investing a greater portion of Fund assets in Underlying ETFs that invest primarily in equity securities (“Equity ETFs”), but also provides some exposure to Underlying ETFs that invest primarily in fixed-income securities (“Fixed Income ETFs”). Specifically, the Fund’s target allocation is to invest approximately 65%-95% of its total assets in Equity ETFs and approximately 5%-35% of its total assets in Fixed Income ETFs. Approximately 15%-35% of the Fund’s assets will be allocated to Underlying ETFs that invest primarily in foreign equity and foreign fixed income securities, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that are based on those securities. Some of those Underlying ETFs’ investments are in emerging markets.

4)	For PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, the second paragraph under the section titled “Principal Investment Strategies” on page 1 of the Summary Prospectus and page 21 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by allocating its assets using a moderately conservative investment style that seeks to maximize the benefits of diversification, which focuses on investing portions of Fund assets in Underlying ETFs that invest primarily in equity securities (“Equity ETFs”), as well as in Underlying ETFs that invest primarily in fixed-income securities (“Fixed Income ETFs”). Specifically, the Fund’s target allocation is to invest approximately 25%-55% of its total assets in Equity ETFs and approximately 45%-75% of its total assets in Fixed Income ETFs. Approximately 5%-25% of the Fund’s assets will be allocated to Underlying ETFs that invest primarily in foreign equity and foreign fixed income securities, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that are based on those securities.

PowerShares Balanced Multi-Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pametf_SupplementTextBlock

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 10, 2018 TO THE PROSPECTUSES DATED FEBRUARY 28, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

PowerShares Balanced Multi-Asset Allocation Portfolio

Effective immediately, the Funds’ Prospectus, and each Fund’s Summary Prospectus, are revised as follows:

1)	For PowerShares Balanced Multi-Asset Allocation Portfolio, the second paragraph under the section titled “Principal Investment Strategies” on page 1 of the Fund’s Summary Prospectus and page 4 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by allocating its assets using a balanced investment style that seeks to maximize the benefits of diversification, which focuses on investing portions of Fund assets both in Underlying ETFs that invest primarily in fixed-income securities (“Fixed Income ETFs”) as well as in Underlying ETFs that invest primarily in equity securities (“Equity ETFs”). Specifically, the Fund’s target allocation is to invest approximately 45%-75% of its total assets in Equity ETFs and approximately 25%-55% of its total assets in Fixed Income ETFs. Approximately 10%-30% of the Fund’s assets will be allocated to Underlying ETFs that invest primarily in foreign equity and foreign fixed income securities, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that are based on those securities. Some of those Underlying ETFs’ investments are in emerging markets.

PowerShares Conservative Multi-Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pametf_SupplementTextBlock

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 10, 2018 TO THE PROSPECTUSES DATED FEBRUARY 28, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

PowerShares Conservative Multi-Asset Allocation Portfolio

Effective immediately, the Funds’ Prospectus, and each Fund’s Summary Prospectus, are revised as follows:

2)	For PowerShares Conservative Multi-Asset Allocation Portfolio, the second paragraph under the section titled “Principal Investment Strategies” on page 1 of the Summary Prospectus and page 10 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by allocating its assets using a conservative investment style that seeks to maximize the benefits of diversification, which focuses on investing a greater portion of Fund assets in Underlying ETFs that invest primarily in fixed-income securities (“Fixed Income ETFs”), but also provides some exposure to Underlying ETFs that invest primarily in equity securities (“Equity ETFs”). Specifically, the Fund’s target allocation is to invest approximately 5%-35% of its total assets in Equity ETFs and approximately 65%-95% of its total assets in Fixed Income ETFs. Approximately 3%-20% of the Fund’s assets will be allocated to Underlying ETFs that invest primarily in foreign equity and foreign fixed income securities, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that are based on those securities.

PowerShares Growth Multi-Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pametf_SupplementTextBlock

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 10, 2018 TO THE PROSPECTUSES DATED FEBRUARY 28, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

PowerShares Growth Multi-Asset Allocation Portfolio

Effective immediately, the Funds’ Prospectus, and each Fund’s Summary Prospectus, are revised as follows:

3)	For PowerShares Growth Multi-Asset Allocation Portfolio, the second paragraph under the section titled “Principal Investment Strategies” on page 1 of the Summary Prospectus and page 16 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by allocating its assets using a growth investment style that seeks to maximize the benefits of diversification, which focuses on investing a greater portion of Fund assets in Underlying ETFs that invest primarily in equity securities (“Equity ETFs”), but also provides some exposure to Underlying ETFs that invest primarily in fixed-income securities (“Fixed Income ETFs”). Specifically, the Fund’s target allocation is to invest approximately 65%-95% of its total assets in Equity ETFs and approximately 5%-35% of its total assets in Fixed Income ETFs. Approximately 15%-35% of the Fund’s assets will be allocated to Underlying ETFs that invest primarily in foreign equity and foreign fixed income securities, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that are based on those securities. Some of those Underlying ETFs’ investments are in emerging markets.

PowerShares Moderately Conservative Multi-Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pametf_SupplementTextBlock

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 10, 2018 TO THE PROSPECTUSES DATED FEBRUARY 28, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

PowerShares Moderately Conservative Multi-Asset Allocation Portfolio

Effective immediately, the Funds’ Prospectus, and each Fund’s Summary Prospectus, are revised as follows:

4)	For PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, the second paragraph under the section titled “Principal Investment Strategies” on page 1 of the Summary Prospectus and page 21 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by allocating its assets using a moderately conservative investment style that seeks to maximize the benefits of diversification, which focuses on investing portions of Fund assets in Underlying ETFs that invest primarily in equity securities (“Equity ETFs”), as well as in Underlying ETFs that invest primarily in fixed-income securities (“Fixed Income ETFs”). Specifically, the Fund’s target allocation is to invest approximately 25%-55% of its total assets in Equity ETFs and approximately 45%-75% of its total assets in Fixed Income ETFs. Approximately 5%-25% of the Fund’s assets will be allocated to Underlying ETFs that invest primarily in foreign equity and foreign fixed income securities, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that are based on those securities.